EQUITY-BASED COMPENSATION - Summary of Profits Interest Activity (Details) - WUP Profits Interests - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of WUP Profits Interests
Beginning balance (in shares)	29,111
Exchanged (in shares)	(292)
Ending balance (in shares)	28,819	29,111
Weighted- Average Grant Date Fair Value ((in dollars per share)	$ 0.42	$ 0.42
Exchanged (in dollars per share)	$ 0.74